Balances and Transactions with Related Parties (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) People	Dec. 31, 2024 USD ($) People
Disclosure of transactions between related parties [abstract]
Payroll and related expenses to Related parties employed in the Company	$ 746	$ 735
Granting of equity compensation to Related parties employed in the Company	$ 1,529	$ 817
Number of people to whom the benefit applies | People	1	1
Compensation for directors who are not employed in the Company	$ 652	$ 503
Number of people to whom the benefit applies | People	7	7
Granting of equity compensation to directors who are not employed in the Company	$ 440	$ 378
Number of people to whom the benefit applies | People	7	7